Deposits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Deposits [Abstract]
Schedule of Deposits

The deposits are summarized as of:

	March 31, 2025	December 31, 2024
Balance – beginning of period	$2,263,000	$420,000
Cash deposit	1,222,000	2,207,000
Merger and acquisition costs expensed	(1,033,000)	—
Amounts applied to accounts payable	(186,000)	(364,000)
Balance – end of period	$2,266,000	$2,263,000

The deposits are summarized as of December 31,

	2024	2023
Balance beginning of period	$420,000	$60,000
Cash deposit	2,207,000	360,000
Amounts applied to accounts payable	(364,000)	—
Balance end of period	$2,263,000	$420,000